Business Combinations (Tables)	12 Months Ended
Aug. 31, 2020
Yuhan
Business Combination
Schedule of estimated fair value of tangible assets acquired and liabilities assumed

	For the year ended August 31,
	2018	2018
	RMB	US$
Intangible assets (i) (Note 9)	97,870	14,293
Net tangible assets (ii)	(24,331)	(3,553)
Goodwill (Note 11)	161,001	23,513
Total fair value of purchase price allocation	234,540	34,253

Cash consideration	140,000	20,446
Fair value of ownership interests previously held in the acquiree	42,595	6,221
Fair value of non-controlling interest	51,945	7,586
(i)	The acquired intangible assets consisted of trademark, license use right, customer relationship, student base as well as franchise agreements. These intangible assets have estimated amortization periods of five to thirty years.
(ii)	Net tangible assets acquired primarily included cash and cash equivalent of RMB6,381 (US$932), short-term investment of RMB46,000 (US$6,718), prepayment and other current assets of RMB20,175 (US$2,946), property and equipment of RMB7,662 (US$1,119), accrued expenses and other current liabilities of RMB18,979 (US$2,772), deferred tax liabilities of RMB24,268 (US$3,544) and prepayments from customers of RMB62,668 (US$9,152) as of the date of acquisition.

Tianjin Huaying
Business Combination
Schedule of estimated fair value of tangible assets acquired and liabilities assumed

	For the year ended August 31,
	2019	2019
	RMB	US$
Intangible assets (i) (Note 9)	59,800	8,733
Net tangible assets (ii)	6,582	961
Deferred tax liabilities, net	(14,179)	(2,070)
Goodwill (Note 11)	178,113	26,012
Total fair value of purchase price allocation	230,316	33,636

Consideration	230,316	33,636
(i)	The acquired intangible assets consisted of trademark, customer relationship and franchise agreements. These intangible assets have estimated amortization periods of five to ten years.
(ii)	Net tangible assets acquired primarily included cash and cash equivalent of RMB16,917 (US$2,471), short-term investments of RMB16,350 (US$2,388), prepayment and other current assets of RMB10,366 (US$1,514), property and equipment of RMB1,621 (US$237), accrued expenses and other current liabilities of RMB9,940 (US$1,452) and prepayments from customers of RMB28,732 (US$4,196) as of the date of acquisition.

Yimi Online Tutoring
Business Combination
Schedule of estimated fair value of tangible assets acquired and liabilities assumed

	For the year ended August 31,
	2020	2020
	RMB	US$
Intangible assets (i) (Note 9)	50,800	7,419
Net tangible assets (ii)	(56,523)	(8,255)
Deferred tax liabilities, net	(3,211)	(469)
Goodwill (Note 11)	348,579	50,907
Total fair value of purchase price allocation	339,645	49,602

Consideration	311,149	45,440
Fair value of non-controlling interests	28,496	4,162
(i)	The acquired intangible assets consisted of technology and system. These intangible assets have estimated amortization periods of five years.

4.    Business Combinations (continued)

(ii)	Net tangible assets acquired primarily included cash and cash equivalent of RMB832 (US$122), prepayment and other current assets of RMB6,429 (US$939), property and equipment of RMB4,805 (US$702), accrued expenses and other current liabilities of RMB2,669 (US$391) and prepayments from customers of RMB65,920 (US$9,627) as of the date of acquisition.

Yousheng
Business Combination
Schedule of estimated fair value of tangible assets acquired and liabilities assumed

	For the year ended August 31,
	2020	2020
	RMB	US$
Intangible assets (i) (Note 9)	72,000	10,515
Net tangible assets (ii)	(22,862)	(3,338)
Deferred tax liabilities, net	(264)	(39)
Goodwill (Note 11)	116,919	17,075
Total fair value of purchase price allocation	165,793	24,213

Consideration	145,352	21,227
Fair value of ownership interests previously held in the acquiree	20,441	2,986
(i)	The acquired intangible assets consisted of technology and system. These intangible assets have estimated amortization periods of five years.
(ii)	Net tangible assets acquired primarily included cash and cash equivalent of RMB2,604 (US$380), prepayment and other current assets of RMB2,767 (US$404), property and equipment of RMB2,893 (US$423), accrued expenses and other current liabilities of RMB15,655 (US$2,286), and prepayments from customers of RMB15,471 (US$2,259) as of the date of acquisition.

Ruiyipeiyou
Business Combination
Schedule of estimated fair value of tangible assets acquired and liabilities assumed

	For the year ended August 31,
	2020	2020
	RMB	US$
Intangible assets (i) (Note 9)	17,000	2,483
Net tangible assets (ii)	(5,526)	(807)
Deferred tax liabilities, net	(4,250)	(621)
Goodwill (Note 11)	124,066	18,119
Total fair value of purchase price allocation	131,290	19,174

Consideration	131,290	19,174
(i)	The acquired intangible assets consisted of technology and system. These intangible assets have estimated amortization periods of five years.
(ii)	Net tangible assets acquired primarily included prepayments from customers of RMB5,526 (US$807) as of the date of acquisition.

Other acquisitions
Business Combination
Schedule of estimated fair value of tangible assets acquired and liabilities assumed

	For the years ended August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Intangible assets (i) (Note 9)	11,540	20,700	11,000	1,606
Net tangible liabilities (ii)	(29,268)	(174,405)	(77,919)	(11,379)
Goodwill (Note 11)	152,716	311,817	113,032	16,507
Total fair value of purchase price allocation	134,988	158,112	46,113	6,734
Cash consideration	110,885	143,740	28,000	4,089
Fair value of equity interests previously held in the acquirees	3,474	3,305	7,410	1,082
Fair value of non-controlling interests	20,629	11,067	10,703	1,563

4.    Business Combinations (continued)

(i)	The acquired intangible assets consisted of customer relationship, with estimated amortization periods of two years.
(ii)	In the 2019 business acquisitions, net tangible assets acquired primarily included cash and cash equivalent of RMB17,898, prepayment and other current assets of RMB14,561, property and equipment of RMB7,225, accrued expenses and other current liabilities of RMB23,038 and prepayments from customers of RMB187,103 and deferred tax liabilities, net of RMB3,948 (US$577) as of the date of acquisition. In the 2020 business acquisitions, net tangible assets acquired primarily included cash and cash equivalent of RMB24,450 (US$3,571), short-term investment of RMB20,013 (US$2,923), prepayment and other current assets of RMB116,645 (US$17,037), property and equipment of RMB24,777 (US$3,618), accrued expenses and other current liabilities of RMB208,012 (US$30,378), prepayments from customers of RMB55,340 (US$8,084) and deferred tax liabilities, net of RMB452 (US$66) as of the date of acquisition.